Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	PIMCO VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001047304
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 03, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement - [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated March 3, 2014 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus dated April 30, 2013, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Multi-Asset Portfolio and PIMCO Global Multi-Asset Managed Volatility Portfolio (the "Portfolios")

IMPORTANT NOTICE REGARDING CHANGE IN PORTFOLIO NAME, INVESTMENT OBJECTIVES AND INVESTMENT STRATEGIES

Effective April 30, 2014, all references to the PIMCO Global Multi-Asset Portfolio's name in the Prospectuses are deleted and replaced with:

PIMCO Global Multi-Asset Managed Allocation Portfolio

In addition, effective April 30, 2014, the "Investment Objective" section of the PIMCO Global Multi-Asset Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

In addition, effective April 30, 2014, the third paragraph of the "Principal Investment Strategies" section of the PIMCO Global Multi-Asset Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). The Portfolio may invest up to 5% of its total assets in real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 5% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GMAMA Subsidiary"), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the GMAMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMA Subsidiary. The Portfolio may invest up to 10% of its total assets in equity securities that are economically tied to emerging market countries. The Portfolio's combined investments in equity securities tied to emerging markets countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its total assets.

The Portfolio may invest up to 15% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-related securities rated below B). The average portfolio duration of this Portfolio normally varies from 0-6 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 30% of its total assets in Fixed Income Instruments denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its exposure to emerging markets' currencies to 15% of its total assets. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

In addition, effective April 30, 2014, the PIMCO Global Multi-Asset Portfolio's secondary benchmark index is the 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

In addition, effective April 30, 2014, the "Investment Objective" section of the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility.

In addition, effective April 30, 2014, the fourth paragraph of the "Principal Investment Strategies" section of the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its total assets in equity-related investments (including, but not limited to, investments in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds). The Portfolio may invest up to 5% of its total assets in real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 5% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GMAMV Subsidiary"), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Commodity RealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMV Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the GMAMV Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMV Subsidiary. The Portfolio may invest up to 10% of its total assets in equity securities that are economically tied to emerging market countries. The Portfolio's combined investments in equity securities tied to emerging markets countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its total assets.

The Portfolio may invest up to 15% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-related securities rated below B). The average portfolio duration of this Portfolio normally varies from 0-6 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 30% of its total assets in Fixed Income Instruments denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its exposure to emerging markets' currencies to 15% of its total assets. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

In addition, effective April 30, 2014, the PIMCO Global Multi-Asset Managed Volatility Portfolio's secondary benchmark index is the 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

PIMCO Variable Insurance Trust

Supplement Dated March 3, 2014 to the PIMCO Global Multi-Asset Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset Portfolio Institutional Class Prospectus and PIMCO Global Multi-Asset Portfolio Advisor Class Prospectus, each dated April 30, 2013, as supplemented from time to time (the "Prospectuses")

IMPORTANT NOTICE REGARDING CHANGE IN PORTFOLIO NAME, INVESTMENT OBJECTIVES AND INVESTMENT STRATEGIES

Effective April 30, 2014, all references to the Portfolio's name in the Prospectuses are deleted and replaced with:

PIMCO Global Multi-Asset Managed Allocation Portfolio

In addition, effective April 30, 2014, the "Investment Objective" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

In addition, effective April 30, 2014, the third paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). The Portfolio may invest up to 5% of its total assets in real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 5% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GMAMA Subsidiary"), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the GMAMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMA Subsidiary. The Portfolio may invest up to 10% of its total assets in equity securities that are economically tied to emerging market countries. The Portfolio's combined investments in equity securities tied to emerging markets countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its total assets.

The Portfolio may invest up to 15% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-related securities rated below B). The average portfolio duration of this Portfolio normally varies from 0-6 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 30% of its total assets in Fixed Income Instruments denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its exposure to emerging markets' currencies to 15% of its total assets. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

In addition, effective April 30, 2014, the Portfolio's secondary benchmark index will be the 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

PIMCO Variable Insurance Trust

Supplement Dated March 3, 2014 to the
PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class Prospectus and
PIMCO Global Multi-Asset Managed Volatility Portfolio Advisor Class Prospectus, each dated
April 30, 2013, as supplemented from time to time (the "Prospectuses")

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVES AND INVESTMENT STRATEGIES

Effective April 30, 2014, the "Investment Objective" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility.

In addition, effective April 30, 2014, the fourth paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its total assets in equity-related investments (including, but not limited to, investments in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds). The Portfolio may invest up to 5% of its total assets in real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 5% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GMAMV Subsidiary"), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Commodity RealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMV Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the GMAMV Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMV Subsidiary. The Portfolio may invest up to 10% of its total assets in equity securities that are economically tied to emerging market countries. The Portfolio's combined investments in equity securities tied to emerging markets countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its total assets.

The Portfolio may invest up to 15% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-related securities rated below B). The average portfolio duration of this Portfolio normally varies from 0-6 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 30% of its total assets in Fixed Income Instruments denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its exposure to emerging markets' currencies to 15% of its total assets. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

In addition, effective April 30, 2014, the Portfolio's secondary benchmark index will be the 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

| (PIMCO Global Multi-Asset Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). The Portfolio may invest up to 5% of its total assets in real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 5% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GMAMA Subsidiary"), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the GMAMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMA Subsidiary. The Portfolio may invest up to 10% of its total assets in equity securities that are economically tied to emerging market countries. The Portfolio's combined investments in equity securities tied to emerging markets countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its total assets.

The Portfolio may invest up to 15% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-related securities rated below B). The average portfolio duration of this Portfolio normally varies from 0-6 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 30% of its total assets in Fixed Income Instruments denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its exposure to emerging markets' currencies to 15% of its total assets. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

| (PIMCO Global Multi-Asset Managed Volatility Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its total assets in equity-related investments (including, but not limited to, investments in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds). The Portfolio may invest up to 5% of its total assets in real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 5% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GMAMV Subsidiary"), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Commodity RealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMV Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the GMAMV Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMV Subsidiary. The Portfolio may invest up to 10% of its total assets in equity securities that are economically tied to emerging market countries. The Portfolio's combined investments in equity securities tied to emerging markets countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its total assets.

The Portfolio may invest up to 15% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-related securities rated below B). The average portfolio duration of this Portfolio normally varies from 0-6 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 30% of its total assets in Fixed Income Instruments denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its exposure to emerging markets' currencies to 15% of its total assets. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.